Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	PV Nano Cell, Ltd.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	147,134,792
Amendment Flag	false
Entity Central Index Key	0001627480
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-206723
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	8 Hamasger Street
Entity Address, City or Town	Migdal Ha’Emek
Entity Address, Country	IL
Entity Address, Postal Zip Code	2310102
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	Halperin Ilanit
Auditor Firm ID	650100001
Auditor Location	Tel Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	8 Hamasger Street
Entity Address, City or Town	Migdal Ha’Emek
Entity Address, Country	IL
Entity Address, Postal Zip Code	2310102
Contact Personnel Name	Avi Magid
City Area Code	972
Local Phone Number	4.654.6881